Supplemental Consolidating Financial Information Supplemental Condensed Consolidating Financial Statements - Additional Information (Details) (Hi-Crush Augusta LLC)	Aug. 15, 2012	Apr. 28, 2014 Subsequent Event
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	9800.00%	98.00%